Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

March 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
United States — 100.0%
WisdomTree Floating Rate Treasury Fund(a)	$3,037	$152,852
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,062	154,587
WisdomTree Mortgage Plus Bond Fund(a)	4,649	203,743
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,253	205,994
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,460	307,496
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,012,880)		1,024,672
Other Assets less Liabilities — 0.0%		468
NET ASSETS — 100.0%		$1,025,140

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income

WisdomTree Floating Rate Treasury Fund	$152,339	$5,385	$4,928	$(11)	$67	$152,852	$5,390

WisdomTree Interest Rate Hedged High Yield Bond Fund	153,938	5,544	5,079	(21)	205	154,587	7,415

WisdomTree Mortgage Plus Bond Fund	199,906	7,296	6,663	(127)	3,331	203,743	6,551

WisdomTree U.S. Short Term Corporate Bond Fund	201,909	7,252	6,673	1	3,505	205,994	6,925

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	302,346	10,920	10,021	(12)	4,263	307,496	11,015
Total	$1,010,438	$36,397	$33,364	$(170)	$11,371	$1,024,672	$37,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,024,672	$–	$–	$1,024,672
Total Investments in Securities	$1,024,672	$–	$–	$1,024,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
United States — 99.7%
iShares Core S&P 500 ETF	$133	$74,733
JPMorgan BetaBuilders Europe ETF	322	19,909
SPDR Portfolio S&P 400 Mid Cap ETF	482	24,669
Vanguard High Dividend Yield ETF	308	39,720
Vanguard International High Dividend Yield ETF	674	49,667
WisdomTree Emerging Markets High Dividend Fund(a)	947	39,850
WisdomTree International Quality Dividend Growth Fund(a)	555	19,802
WisdomTree Japan Hedged Equity Fund(a)	182	20,053
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,501	119,870
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	316	14,694
WisdomTree U.S. Total Dividend Fund(a)	972	74,795
TOTAL INVESTMENTS IN SECURITIES — 99.7%
(Cost: $463,404)		497,762
Other Assets less Liabilities — 0.3%		1,447
NET ASSETS — 100.0%		$499,209

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income

WisdomTree Emerging Markets High Dividend Fund	$15,678	$24,816	$291	$(14)	$(339)	$39,850	$663

WisdomTree Emerging Markets SmallCap Dividend Fund	15,638	5,374	19,965	(305)	(742)	-	314

WisdomTree International Quality Dividend Growth Fund	38,796	9,399	26,591	(974)	(828)	19,802	473

WisdomTree Japan Hedged Equity Fund	$15,682	$4,833	$110	$(3)	$(349)	$20,053	$440

WisdomTree U.S. Quality Dividend Growth Fund	87,416	32,868	1,914	(24)	1,524	119,870	1,162

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	11,778	4,216	1,023	3	(280)	14,694	227

WisdomTree U.S. Total Dividend Fund	58,577	16,465	5,198	(99)	5,050	74,795	1,029
Total	$243,565	$97,971	$55,092	$(1,416)	$4,036	$289,064	$4,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$497,762	$-	$-	$497,762
Total Investments in Securities	$497,762	$-	$-	$497,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.1%
United States — 100.1%
Global X U.S. Preferred ETF	$386	$7,349
iShares Core S&P 500 ETF	26	14,609
JPMorgan BetaBuilders Europe ETF	119	7,358
SPDR Portfolio S&P 400 Mid Cap ETF	163	8,342
Vanguard High Dividend Yield ETF	87	11,220
Vanguard International High Dividend Yield ETF	200	14,738
WisdomTree Emerging Markets High Dividend Fund(a)	308	12,961
WisdomTree International Quality Dividend Growth Fund(a)	205	7,314
WisdomTree Japan Hedged Equity Fund(a)	50	5,509
WisdomTree Managed Futures Strategy Fund(a)	269	9,181
WisdomTree U.S. High Yield Corporate Bond Fund(a)	164	7,396
WisdomTree U.S. Quality Dividend Growth Fund(a)	257	20,524
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	119	5,534
WisdomTree U.S. Total Dividend Fund(a)	327	25,163
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	640	27,795
TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost: $173,585)		184,993
Other Liabilities less Assets — (0.1)%		(248)
NET ASSETS — 100.0%		$184,745

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income

WisdomTree Emerging Markets High Dividend Fund	$6,886	$7,886	$1,620	$(43)	$(148)	$12,961	$259

WisdomTree Emerging Markets SmallCap Dividend Fund	5,144	1,451	6,280	(63)	(252)	-	96

WisdomTree International Quality Dividend Growth Fund	13,538	4,094	9,798	(204)	(316)	7,314	158

WisdomTree Japan Hedged Equity Fund	5,190	1,423	967	(49)	(88)	5,509	136

WisdomTree Managed Futures Strategy Fund	8,451	3,252	2,020	(74)	(428)	9,181	279

WisdomTree U.S. High Yield Corporate Bond Fund	6,779	2,226	1,685	4	72	7,396	335

WisdomTree U.S. Quality Dividend Growth Fund	18,732	6,112	4,731	54	357	20,524	227

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,135	1,963	1,466	5	(103)	5,534	94

WisdomTree U.S. Total Dividend Fund	23,091	7,338	7,220	112	1,842	25,163	383

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	25,432	8,255	6,204	14	298	27,795	869
Total	$118,378	$44,000	$41,991	$(244)	$1,234	$121,377	$2,836

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$184,993	$-	$-	$184,993
Total Investments in Securities	$184,993	$-	$-	$184,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 95.2%
United States — 95.2%
iShares 10-20 Year Treasury Bond ETF	$103	$10,686
iShares Core S&P 500 ETF	28	15,733
JPMorgan BetaBuilders Europe ETF	91	5,627
SPDR Portfolio S&P 400 Mid Cap ETF	112	5,732
Vanguard High Dividend Yield ETF	71	9,156
Vanguard International High Dividend Yield ETF	169	12,454
WisdomTree Emerging Markets High Dividend Fund(a)	217	9,131
WisdomTree Emerging Markets Local Debt Fund(a)	145	3,880
WisdomTree Floating Rate Treasury Fund(a)	53	2,668
WisdomTree International Quality Dividend Growth Fund(a)	158	5,638
WisdomTree Japan Hedged Equity Fund(a)	41	4,517
WisdomTree Mortgage Plus Bond Fund(a)	400	17,530
WisdomTree U.S. High Yield Corporate Bond Fund(a)	105	4,735
WisdomTree U.S. Quality Dividend Growth Fund(a)	397	31,704
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	73	3,395
WisdomTree U.S. Total Dividend Fund(a)	224	17,237
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	716	31,096
TOTAL INVESTMENTS IN SECURITIES — 95.2% (Cost: $182,170)		190,919
Other Assets less Liabilities — 4.8%		9,695
NET ASSETS — 100.0%		$200,614

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2025 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$3,551	$5,890	$212	$(6)	$(92)	$9,131	$152
WisdomTree Emerging Markets Local Debt Fund	2,900	1,134	291	(11)	148	3,880	53
WisdomTree Emerging Markets SmallCap Dividend Fund^	3,498	1,509	4,746	(65)	(196)	–	72
WisdomTree Floating Rate Treasury Fund	6,339	1,560	5,234	(2)	4	2,668	194
WisdomTree International Quality Dividend Growth Fund	8,642	4,010	6,602	(193)	(220)	5,638	116
WisdomTree Japan Hedged Equity Fund	3,497	1,206	115	2	(73)	4,517	105
WisdomTree Mortgage Plus Bond Fund	13,241	4,874	784	(21)	220	17,530	488
WisdomTree U.S. High Yield Corporate Bond Fund	3,612	1,325	225	(3)	26	4,735	201
WisdomTree U.S. Quality Dividend Growth Fund	19,513	12,858	810	(4)	147	31,704	286
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	2,638	1,350	505	1	(89)	3,395	53
WisdomTree U.S. Total Dividend Fund	13,033	4,717	1,582	(8)	1,077	17,237	240
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	23,456	8,686	1,257	(31)	242	31,096	912
Total	$103,920	$49,119	$22,363	$(341)	$1,194	$131,531	$2,872

^	As of March 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$190,919	$–	$–	$190,919
Total Investments in Securities	$190,919	$–	$–	$190,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	2	$3,902
China — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	7	1,330
Ireland — 0.2%
IT Services — 0.2%
Accenture PLC, Class A	17	5,305
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	132	2,895
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	9	1,272
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	5	1,108
United States — 99.5%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.*	6	3,156
Boeing Co.*	43	7,334
General Dynamics Corp.	20	5,452
General Electric Co.	83	16,612
HEICO Corp.	10	2,672
Howmet Aerospace, Inc.	32	4,151
L3Harris Technologies, Inc.	14	2,930
Lockheed Martin Corp.	18	8,041
Northrop Grumman Corp.	11	5,632
RTX Corp.	105	13,908
TransDigm Group, Inc.	4	5,533
Total Aerospace & Defense		75,421
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	10	1,203
FedEx Corp.	18	4,388
United Parcel Service, Inc., Class B	60	6,599
Total Air Freight & Logistics		12,190
Automobiles — 1.8%
Ford Motor Co.	287	2,879
General Motors Co.	97	4,562
Tesla, Inc.*	239	61,939
Total Automobiles		69,380
Banks — 3.5%
Bank of America Corp.	592	24,704
Citigroup, Inc.	138	9,797
Citizens Financial Group, Inc.	36	1,475
Fifth Third Bancorp	49	1,921
First Citizens BancShares, Inc., Class A	1	1,854
Huntington Bancshares, Inc.	101	1,516
JPMorgan Chase & Co.	215	52,740
KeyCorp	62	991
M&T Bank Corp.	12	2,145
PNC Financial Services Group, Inc.	28	4,922
Regions Financial Corp.	66	1,434
Truist Financial Corp.	96	3,950
U.S. Bancorp	115	4,855
Wells Fargo & Co.	271	19,455
Total Banks		131,759
Beverages — 1.3%
Brown-Forman Corp., Class B	34	1,154
Coca-Cola Co.	320	22,918
Constellation Brands, Inc., Class A	13	2,386
Keurig Dr. Pepper, Inc.	99	3,388
Monster Beverage Corp.*	74	4,330
PepsiCo, Inc.	101	15,144
Total Beverages		49,320
Biotechnology — 1.8%
AbbVie, Inc.	129	27,028
Alnylam Pharmaceuticals, Inc.*	9	2,430
Amgen, Inc.	38	11,839
Biogen, Inc.*	11	1,505
Gilead Sciences, Inc.	92	10,309
Moderna, Inc.*	27	765
Natera, Inc.*	3	424
Regeneron Pharmaceuticals, Inc.	8	5,074
United Therapeutics Corp.*	1	308
Vertex Pharmaceuticals, Inc.*	19	9,212
Total Biotechnology		68,894
Broadline Retail — 3.9%
Amazon.com, Inc.*	773	147,071
eBay, Inc.	34	2,303
Total Broadline Retail		149,374
Building Products — 0.4%
Builders FirstSource, Inc.*	9	1,124
Carlisle Cos., Inc.	4	1,362
Carrier Global Corp.	59	3,741
Johnson Controls International PLC	18	1,442
Lennox International, Inc.	3	1,682
Masco Corp.	17	1,182
Owens Corning	7	1,000
Trane Technologies PLC	6	2,022
Total Building Products		13,555
Capital Markets — 3.5%
Ameriprise Financial, Inc.	8	3,873
Ares Management Corp., Class A	15	2,199
Bank of New York Mellon Corp.	56	4,697
Blackrock, Inc.	11	10,411
Blackstone, Inc.	88	12,301
Carlyle Group, Inc.	29	1,264
Cboe Global Markets, Inc.	3	679
Charles Schwab Corp.	127	9,941
CME Group, Inc.	27	7,163
Coinbase Global, Inc., Class A*	17	2,928
FactSet Research Systems, Inc.	3	1,364
Goldman Sachs Group, Inc.	24	13,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
Interactive Brokers Group, Inc., Class A	3	$497
Intercontinental Exchange, Inc.	42	7,245
Jefferies Financial Group, Inc.	6	321
KKR & Co., Inc.	68	7,861
LPL Financial Holdings, Inc.	6	1,963
Moody's Corp.	13	6,054
Morgan Stanley	121	14,117
MSCI, Inc.	6	3,393
Nasdaq, Inc.	41	3,110
Northern Trust Corp.	15	1,480
Raymond James Financial, Inc.	15	2,084
Robinhood Markets, Inc., Class A*	20	832
S&P Global, Inc.	23	11,686
State Street Corp.	22	1,970
T Rowe Price Group, Inc.	16	1,470
Total Capital Markets		134,014
Chemicals — 1.0%
Air Products & Chemicals, Inc.	17	5,014
CF Industries Holdings, Inc.	14	1,094
Corteva, Inc.	51	3,210
Dow, Inc.	50	1,746
DuPont de Nemours, Inc.	31	2,315
Ecolab, Inc.	20	5,070
International Flavors & Fragrances, Inc.	18	1,397
Linde PLC	14	6,519
LyondellBasell Industries NV, Class A	10	704
PPG Industries, Inc.	17	1,859
RPM International, Inc.	9	1,041
Sherwin-Williams Co.	19	6,635
Westlake Corp.	9	900
Total Chemicals		37,504
Commercial Services & Supplies — 0.8%
Cintas Corp.	32	6,577
Copart, Inc.*	73	4,131
Republic Services, Inc.	24	5,812
Rollins, Inc.	35	1,891
Veralto Corp.	18	1,754
Waste Connections, Inc.	7	1,367
Waste Management, Inc.	30	6,945
Total Commercial Services & Supplies		28,477
Communications Equipment — 0.9%
Arista Networks, Inc.*	97	7,516
Cisco Systems, Inc.	304	18,760
Motorola Solutions, Inc.	13	5,691
Ubiquiti, Inc.	2	620
Total Communications Equipment		32,587
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1	322
EMCOR Group, Inc.	1	370
Quanta Services, Inc.	11	2,796
Total Construction & Engineering		3,488
Construction Materials — 0.2%
CRH PLC	18	1,583
Martin Marietta Materials, Inc.	5	2,391
Vulcan Materials Co.	10	2,333
Total Construction Materials		6,307
Consumer Finance — 0.7%
American Express Co.	55	14,798
Capital One Financial Corp.	28	5,020
Discover Financial Services	18	3,073
SoFi Technologies, Inc.*	30	349
Synchrony Financial	28	1,482
Total Consumer Finance		24,722
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	32	30,265
Dollar General Corp.	16	1,407
Kroger Co.	55	3,723
Sysco Corp.	36	2,701
Target Corp.	35	3,653
U.S. Foods Holding Corp.*	8	524
Walmart, Inc.	614	53,903
Total Consumer Staples Distribution & Retail		96,176
Containers & Packaging — 0.2%
Avery Dennison Corp.	6	1,068
Ball Corp.	22	1,145
International Paper Co.	26	1,387
Packaging Corp. of America	7	1,386
Smurfit WestRock PLC	14	631
Total Containers & Packaging		5,617
Distributors — 0.0%
Genuine Parts Co.	10	1,191
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	534	15,101
Verizon Communications, Inc.	316	14,334
Total Diversified Telecommunication Services		29,435
Electric Utilities — 1.5%
Alliant Energy Corp.	18	1,158
American Electric Power Co., Inc.	39	4,261
Constellation Energy Corp.	25	5,041
Duke Energy Corp.	57	6,952
Edison International	29	1,709
Entergy Corp.	32	2,736
Eversource Energy	25	1,553
Exelon Corp.	76	3,502
FirstEnergy Corp.	43	1,738
NextEra Energy, Inc.	151	10,704
NRG Energy, Inc.	6	573
PG&E Corp.	159	2,732
PPL Corp.	53	1,914
Southern Co.	82	7,540
Xcel Energy, Inc.	41	2,902
Total Electric Utilities		55,015
Electrical Equipment — 0.6%
AMETEK, Inc.	17	2,926
Eaton Corp. PLC	11	2,990
Emerson Electric Co.	42	4,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
GE Vernova, Inc.	21	$6,411
Hubbell, Inc.	4	1,324
Rockwell Automation, Inc.	8	2,067
Vertiv Holdings Co., Class A	28	2,022
Total Electrical Equipment		22,345
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	88	5,772
CDW Corp.	10	1,602
Corning, Inc.	64	2,930
Keysight Technologies, Inc.*	13	1,947
Teledyne Technologies, Inc.*	4	1,991
Trimble, Inc.*	6	394
Zebra Technologies Corp., Class A*	4	1,130
Total Electronic Equipment, Instruments & Components		15,766
Energy Equipment & Services — 0.2%
Baker Hughes Co.	76	3,340
Halliburton Co.	64	1,624
Schlumberger NV	41	1,714
Total Energy Equipment & Services		6,678
Entertainment — 1.6%
Electronic Arts, Inc.	20	2,891
Liberty Media Corp.-Liberty Formula One, Class C*	18	1,620
Live Nation Entertainment, Inc.*	17	2,220
Netflix, Inc.*	34	31,706
ROBLOX Corp., Class A*	46	2,681
Take-Two Interactive Software, Inc.*	13	2,694
Walt Disney Co.	138	13,621
Warner Bros Discovery, Inc.*	162	1,738
Total Entertainment		59,171
Financial Services — 5.7%
Affirm Holdings, Inc.*	7	316
Apollo Global Management, Inc.	61	8,353
Berkshire Hathaway, Inc., Class B*	165	87,876
Block, Inc.*	44	2,391
Corebridge Financial, Inc.	52	1,642
Corpay, Inc.*	5	1,744
Fidelity National Information Services, Inc.	44	3,286
Fiserv, Inc.*	46	10,158
Global Payments, Inc.	19	1,860
Mastercard, Inc., Class A	71	38,917
PayPal Holdings, Inc.*	77	5,024
Toast, Inc., Class A*	14	464
Visa, Inc., Class A	153	53,620
Total Financial Services		215,651
Food Products — 0.6%
Archer-Daniels-Midland Co.	38	1,824
General Mills, Inc.	42	2,511
Hershey Co.	13	2,223
Hormel Foods Corp.	38	1,176
Kellanova	24	1,980
Kraft Heinz Co.	85	2,587
McCormick & Co., Inc., Non-Voting Shares	19	1,564
Mondelez International, Inc., Class A	101	6,853
Tyson Foods, Inc., Class A	24	1,531
Total Food Products		22,249
Gas Utilities — 0.0%
Atmos Energy Corp.	11	1,700
Ground Transportation — 0.9%
CSX Corp.	147	4,326
JB Hunt Transport Services, Inc.	7	1,036
Norfolk Southern Corp.	16	3,790
Old Dominion Freight Line, Inc.	15	2,482
Uber Technologies, Inc.*	146	10,637
Union Pacific Corp.	44	10,394
XPO, Inc.*	3	323
Total Ground Transportation		32,988
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	128	16,979
Align Technology, Inc.*	6	953
Baxter International, Inc.	38	1,301
Becton Dickinson & Co.	21	4,810
Boston Scientific Corp.*	113	11,399
Cooper Cos., Inc.*	15	1,265
Dexcom, Inc.*	29	1,980
Edwards Lifesciences Corp.*	43	3,117
GE HealthCare Technologies, Inc.	34	2,744
Hologic, Inc.*	18	1,112
IDEXX Laboratories, Inc.*	5	2,100
Insulet Corp.*	5	1,313
Intuitive Surgical, Inc.*	26	12,877
Medtronic PLC	36	3,235
ResMed, Inc.	10	2,239
STERIS PLC	3	680
Stryker Corp.	29	10,795
Zimmer Biomet Holdings, Inc.	15	1,698
Total Health Care Equipment & Supplies		80,597
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	18	2,480
Cencora, Inc.	15	4,171
Centene Corp.*	40	2,428
Cigna Group	22	7,238
CVS Health Corp.	92	6,233
Elevance Health, Inc.	17	7,394
HCA Healthcare, Inc.	19	6,566
Humana, Inc.	9	2,381
Labcorp Holdings, Inc.	6	1,397
McKesson Corp.	10	6,730
Molina Healthcare, Inc.*	4	1,318
Quest Diagnostics, Inc.	9	1,523
UnitedHealth Group, Inc.	68	35,615
Total Health Care Providers & Services		85,474
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	12	1,110
Ventas, Inc.	28	1,925
Welltower, Inc.	41	6,282
Total Health Care REITs		9,317
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	12	2,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A*	44	$5,256
Booking Holdings, Inc.	3	13,821
Carnival Corp.*	33	644
Chipotle Mexican Grill, Inc.*	100	5,021
Darden Restaurants, Inc.	9	1,870
Domino's Pizza, Inc.	3	1,378
DoorDash, Inc., Class A*	28	5,118
DraftKings, Inc., Class A*	35	1,162
Expedia Group, Inc.	10	1,681
Hilton Worldwide Holdings, Inc.	19	4,323
Las Vegas Sands Corp.	55	2,125
Marriott International, Inc., Class A	21	5,002
McDonald's Corp.	53	16,556
Royal Caribbean Cruises Ltd.	7	1,438
Starbucks Corp.	86	8,436
Yum! Brands, Inc.	21	3,305
Total Hotels, Restaurants & Leisure		77,136
Household Durables — 0.2%
DR Horton, Inc.	25	3,178
Garmin Ltd.	5	1,086
Lennar Corp., Class A	21	2,410
PulteGroup, Inc.	17	1,748
Toll Brothers, Inc.	4	422
Total Household Durables		8,844
Household Products — 1.2%
Church & Dwight Co., Inc.	19	2,092
Clorox Co.	9	1,325
Colgate-Palmolive Co.	63	5,903
Kimberly-Clark Corp.	25	3,555
Procter & Gamble Co.	180	30,676
Total Household Products		43,551
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	27	3,171
Industrial Conglomerates — 0.4%
3M Co.	40	5,874
Honeywell International, Inc.	48	10,164
Total Industrial Conglomerates		16,038
Industrial REITs — 0.2%
Prologis, Inc.	65	7,266
Insurance — 2.1%
Aflac, Inc.	45	5,004
Allstate Corp.	20	4,141
American International Group, Inc.	53	4,608
Aon PLC, Class A	6	2,395
Arch Capital Group Ltd.	11	1,058
Arthur J Gallagher & Co.	16	5,524
Brown & Brown, Inc.	21	2,612
Chubb Ltd.	12	3,624
Cincinnati Financial Corp.	12	1,773
Erie Indemnity Co., Class A	3	1,257
Everest Group Ltd.	1	363
Fidelity National Financial, Inc.	19	1,236
Hartford Insurance Group, Inc.	22	2,722
Loews Corp.	16	1,471
Markel Group, Inc.*	1	1,870
Marsh & McLennan Cos., Inc.	38	9,273
MetLife, Inc.	55	4,416
Principal Financial Group, Inc.	17	1,434
Progressive Corp.	45	12,735
Prudential Financial, Inc.	28	3,127
Travelers Cos., Inc.	17	4,496
Willis Towers Watson PLC	3	1,014
WR Berkley Corp.	28	1,992
Total Insurance		78,145
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	945	146,135
Meta Platforms, Inc., Class A	198	114,119
Pinterest, Inc., Class A*	48	1,488
Snap, Inc., Class A*	115	1,002
Total Interactive Media & Services		262,744
IT Services — 0.9%
Cloudflare, Inc., Class A*	23	2,592
Cognizant Technology Solutions Corp., Class A	36	2,754
Gartner, Inc.*	6	2,518
GoDaddy, Inc., Class A*	10	1,801
International Business Machines Corp.	69	17,158
MongoDB, Inc.*	5	877
Snowflake, Inc., Class A*	25	3,654
Twilio, Inc., Class A*	13	1,273
VeriSign, Inc.*	7	1,777
Total IT Services		34,404
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	21	2,457
Danaher Corp.	54	11,070
Illumina, Inc.*	10	793
IQVIA Holdings, Inc.*	13	2,292
Mettler-Toledo International, Inc.*	2	2,362
Thermo Fisher Scientific, Inc.	28	13,933
Waters Corp.*	4	1,474
West Pharmaceutical Services, Inc.	6	1,343
Total Life Sciences Tools & Services		35,724
Machinery — 1.5%
Caterpillar, Inc.	37	12,203
Cummins, Inc.	10	3,134
Deere & Co.	21	9,856
Dover Corp.	10	1,757
Fortive Corp.	25	1,829
IDEX Corp.	5	905
Illinois Tool Works, Inc.	22	5,456
Ingersoll Rand, Inc.	30	2,401
Otis Worldwide Corp.	29	2,993
PACCAR, Inc.	38	3,700
Parker-Hannifin Corp.	10	6,079
Pentair PLC	5	437
Snap-on, Inc.	4	1,348
Westinghouse Air Brake Technologies Corp.	13	2,358
Xylem, Inc.	17	2,031
Total Machinery		56,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
Media — 0.6%
Charter Communications, Inc., Class A*	12	$4,422
Comcast Corp., Class A	321	11,845
Fox Corp., Class A	35	1,981
News Corp., Class A	40	1,089
Omnicom Group, Inc.	16	1,327
Trade Desk, Inc., Class A*	38	2,079
Total Media		22,743
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	99	3,748
Newmont Corp.	82	3,959
Nucor Corp.	18	2,166
Reliance, Inc.	4	1,155
Steel Dynamics, Inc.	11	1,376
Total Metals & Mining		12,404
Multi-Utilities — 0.6%
Ameren Corp.	19	1,908
CenterPoint Energy, Inc.	44	1,594
CMS Energy Corp.	21	1,577
Consolidated Edison, Inc.	25	2,765
Dominion Energy, Inc.	61	3,420
DTE Energy Co.	15	2,074
NiSource, Inc.	12	481
Public Service Enterprise Group, Inc.	37	3,045
Sempra	48	3,425
WEC Energy Group, Inc.	22	2,398
Total Multi-Utilities		22,687
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	7	1,620
Chevron Corp.	136	22,751
ConocoPhillips	101	10,607
Coterra Energy, Inc.	55	1,590
Devon Energy Corp.	49	1,833
Diamondback Energy, Inc.	13	2,078
EOG Resources, Inc.	43	5,514
EQT Corp.	30	1,603
Expand Energy Corp.	6	668
Exxon Mobil Corp.	340	40,436
Hess Corp.	22	3,514
Kinder Morgan, Inc.	167	4,765
Marathon Petroleum Corp.	27	3,934
Occidental Petroleum Corp.	65	3,208
ONEOK, Inc.	43	4,266
Phillips 66	32	3,951
Targa Resources Corp.	17	3,408
Texas Pacific Land Corp.	2	2,650
Valero Energy Corp.	24	3,170
Williams Cos., Inc.	92	5,498
Total Oil, Gas & Consumable Fuels		127,064
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	47	2,049
Southwest Airlines Co.	42	1,411
United Airlines Holdings, Inc.*	25	1,726
Total Passenger Airlines		5,186
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	24	1,584
Kenvue, Inc.	142	3,405
Total Personal Care Products		4,989
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	150	9,149
Eli Lilly & Co.	73	60,291
Johnson & Johnson	173	28,690
Merck & Co., Inc.	182	16,336
Pfizer, Inc.	434	10,998
Zoetis, Inc.	33	5,434
Total Pharmaceuticals		130,898
Professional Services — 0.7%
Automatic Data Processing, Inc.	31	9,472
Booz Allen Hamilton Holding Corp.	9	941
Broadridge Financial Solutions, Inc.	9	2,182
Equifax, Inc.	9	2,192
Jacobs Solutions, Inc.	9	1,088
Leidos Holdings, Inc.	10	1,349
Paychex, Inc.	26	4,011
SS&C Technologies Holdings, Inc.	18	1,504
TransUnion	5	415
Verisk Analytics, Inc.	11	3,274
Total Professional Services		26,428
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	22	2,877
CoStar Group, Inc.*	29	2,298
Zillow Group, Inc., Class C*	6	411
Total Real Estate Management & Development		5,586
Residential REITs — 0.2%
AvalonBay Communities, Inc.	11	2,361
Equity Residential	27	1,933
Essex Property Trust, Inc.	5	1,533
Invitation Homes, Inc.	46	1,603
Mid-America Apartment Communities, Inc.	9	1,508
Total Residential REITs		8,938
Retail REITs — 0.2%
Kimco Realty Corp.	43	913
Realty Income Corp.	52	3,017
Simon Property Group, Inc.	24	3,986
Total Retail REITs		7,916
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.*	129	13,253
Analog Devices, Inc.	36	7,260
Applied Materials, Inc.	63	9,143
Broadcom, Inc.	346	57,931
First Solar, Inc.*	8	1,011
Intel Corp.	330	7,494
KLA Corp.	10	6,798
Lam Research Corp.	97	7,052
Marvell Technology, Inc.	73	4,495
Microchip Technology, Inc.	37	1,791
Micron Technology, Inc.	82	7,125
Monolithic Power Systems, Inc.	4	2,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

Investments	Shares	Value
NVIDIA Corp.	1,925	$208,632
ON Semiconductor Corp.*	30	1,221
Qualcomm, Inc.	81	12,442
Teradyne, Inc.	11	909
Texas Instruments, Inc.	65	11,680
Total Semiconductors & Semiconductor Equipment		360,557
Software — 10.3%
Adobe, Inc.*	34	13,040
ANSYS, Inc.*	7	2,216
AppLovin Corp., Class A*	29	7,684
Atlassian Corp., Class A*	19	4,032
Autodesk, Inc.*	15	3,927
Cadence Design Systems, Inc.*	21	5,341
Crowdstrike Holdings, Inc., Class A*	18	6,346
Datadog, Inc., Class A*	24	2,381
Docusign, Inc.*	4	326
Dynatrace, Inc.*	21	990
Fair Isaac Corp.*	2	3,688
Fortinet, Inc.*	59	5,679
Gen Digital, Inc.	46	1,221
Guidewire Software, Inc.*	3	562
HubSpot, Inc.*	4	2,285
Intuit, Inc.	21	12,894
Manhattan Associates, Inc.*	4	692
Microsoft Corp.	561	210,594
MicroStrategy, Inc., Class A*	5	1,441
Nutanix, Inc., Class A*	7	489
Oracle Corp.	205	28,661
Palantir Technologies, Inc., Class A*	184	15,530
Palo Alto Networks, Inc.*	50	8,532
PTC, Inc.*	9	1,395
Roper Technologies, Inc.	8	4,717
Salesforce, Inc.	75	20,127
ServiceNow, Inc.*	15	11,942
Synopsys, Inc.*	12	5,146
Tyler Technologies, Inc.*	3	1,744
Workday, Inc., Class A*	19	4,437
Zoom Communications, Inc., Class A*	22	1,623
Zscaler, Inc.*	11	2,183
Total Software		391,865
Specialized REITs — 0.9%
American Tower Corp.	34	7,398
Crown Castle, Inc.	31	3,231
Digital Realty Trust, Inc.	23	3,296
Equinix, Inc.	7	5,708
Extra Space Storage, Inc.	15	2,227
Iron Mountain, Inc.	22	1,893
Public Storage	13	3,891
SBA Communications Corp.	8	1,760
VICI Properties, Inc.	79	2,577
Weyerhaeuser Co.	53	1,552
Total Specialized REITs		33,533
Specialty Retail — 1.8%
AutoZone, Inc.*	1	3,813
Best Buy Co., Inc.	15	1,104
Burlington Stores, Inc.*	2	477
Carvana Co.*	4	836
Home Depot, Inc.	72	26,387
Lowe's Cos., Inc.	41	9,562
O'Reilly Automotive, Inc.*	4	5,730
Ross Stores, Inc.	26	3,323
TJX Cos., Inc.	85	10,353
Tractor Supply Co.	40	2,204
Ulta Beauty, Inc.*	3	1,100
Williams-Sonoma, Inc.	9	1,423
Total Specialty Retail		66,312
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,135	252,117
Dell Technologies, Inc., Class C	58	5,287
Hewlett Packard Enterprise Co.	100	1,543
HP, Inc.	75	2,077
NetApp, Inc.	16	1,405
Pure Storage, Inc., Class A*	7	310
Sandisk Corp.*	8	381
Seagate Technology Holdings PLC	6	510
Super Micro Computer, Inc.*	40	1,370
Western Digital Corp.*	24	970
Total Technology Hardware, Storage & Peripherals		265,970
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	11	1,230
Lululemon Athletica, Inc.*	3	849
NIKE, Inc., Class B	108	6,856
Total Textiles, Apparel & Luxury Goods		8,935
Tobacco — 0.7%
Altria Group, Inc.	133	7,982
Philip Morris International, Inc.	116	18,413
Total Tobacco		26,395
Trading Companies & Distributors — 0.3%
Fastenal Co.	42	3,257
Ferguson Enterprises, Inc.	5	801
United Rentals, Inc.	5	3,134
Watsco, Inc.	3	1,525
WW Grainger, Inc.	4	3,951
Total Trading Companies & Distributors		12,668
Water Utilities — 0.1%
American Water Works Co., Inc.	14	2,065
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	90	24,004
Total United States		3,769,795
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $2,627,562)		3,785,607
Other Assets less Liabilities — 0.1%		3,351
NET ASSETS — 100.0%		$3,788,958

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,785,607	$–	$–	$3,785,607
Total Investments in Securities	$3,785,607	$–	$–	$3,785,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 0.6%
Broadline Retail — 0.6%
MercadoLibre, Inc.*	12	$23,410
China — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV	68	12,924
Ireland — 1.0%
IT Services — 1.0%
Accenture PLC, Class A	117	36,509
South Korea — 0.3%
Broadline Retail — 0.3%
Coupang, Inc.*	533	11,689
Switzerland — 0.3%
Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity PLC	89	12,577
United States — 97.3%
Automobiles — 3.2%
Tesla, Inc.*	463	119,991
Biotechnology — 4.9%
AbbVie, Inc.	324	67,885
Alnylam Pharmaceuticals, Inc.*	44	11,881
Amgen, Inc.	108	33,647
Gilead Sciences, Inc.	269	30,141
Regeneron Pharmaceuticals, Inc.	24	15,222
Vertex Pharmaceuticals, Inc.*	53	25,695
Total Biotechnology		184,471
Broadline Retail — 7.9%
Amazon.com, Inc.*	1,525	290,146
eBay, Inc.	78	5,283
Total Broadline Retail		295,429
Communications Equipment — 2.2%
Arista Networks, Inc.*	247	19,138
Cisco Systems, Inc.	745	45,974
Motorola Solutions, Inc.	40	17,512
Total Communications Equipment		82,624
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	271	17,775
Corning, Inc.	261	11,949
Keysight Technologies, Inc.*	28	4,193
Total Electronic Equipment, Instruments & Components		33,917
Entertainment — 2.8%
Electronic Arts, Inc.	78	11,273
Live Nation Entertainment, Inc.*	40	5,223
Netflix, Inc.*	73	68,075
ROBLOX Corp., Class A*	87	5,071
Take-Two Interactive Software, Inc.*	60	12,435
Warner Bros Discovery, Inc.*	389	4,174
Total Entertainment		106,251
Financial Services — 1.9%
Block, Inc.*	144	7,823
Corpay, Inc.*	12	4,185
Fidelity National Information Services, Inc.	161	12,023
Fiserv, Inc.*	129	28,487
Global Payments, Inc.	43	4,211
PayPal Holdings, Inc.*	224	14,616
Total Financial Services		71,345
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	48	11,118
Household Durables — 0.3%
Garmin Ltd.	57	12,376
Interactive Media & Services — 12.9%
Alphabet, Inc., Class A	1,883	291,187
Meta Platforms, Inc., Class A	334	192,504
Total Interactive Media & Services		483,691
IT Services — 2.3%
Cloudflare, Inc., Class A*	43	4,846
Cognizant Technology Solutions Corp., Class A	155	11,857
Gartner, Inc.*	24	10,074
GoDaddy, Inc., Class A*	22	3,963
International Business Machines Corp.	171	42,521
Snowflake, Inc., Class A*	84	12,277
Total IT Services		85,538
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	87	10,177
Danaher Corp.	142	29,110
IQVIA Holdings, Inc.*	57	10,049
Mettler-Toledo International, Inc.*	3	3,543
Thermo Fisher Scientific, Inc.	71	35,330
Total Life Sciences Tools & Services		88,209
Media — 1.2%
Charter Communications, Inc., Class A*	41	15,110
Comcast Corp., Class A	833	30,737
Total Media		45,847
Professional Services — 1.8%
Automatic Data Processing, Inc.	87	26,581
Equifax, Inc.	42	10,230
Paychex, Inc.	102	15,737
Verisk Analytics, Inc.	44	13,095
Total Professional Services		65,643
Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc.*	316	32,466
Analog Devices, Inc.	106	21,377
Applied Materials, Inc.	168	24,380
Broadcom, Inc.	702	117,536
Intel Corp.	1,068	24,254
KLA Corp.	30	20,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2025

Investments	Shares	Value
Lam Research Corp.	276	$20,065
Marvell Technology, Inc.	175	10,775
Microchip Technology, Inc.	193	9,343
Micron Technology, Inc.	226	19,637
Monolithic Power Systems, Inc.	8	4,640
NVIDIA Corp.	3,008	326,007
ON Semiconductor Corp.*	72	2,930
Qualcomm, Inc.	212	32,565
Texas Instruments, Inc.	182	32,706
Total Semiconductors & Semiconductor Equipment		699,075
Software — 21.1%
Adobe, Inc.*	77	29,532
ANSYS, Inc.*	15	4,748
AppLovin Corp., Class A*	64	16,958
Atlassian Corp., Class A*	46	9,762
Autodesk, Inc.*	52	13,614
Cadence Design Systems, Inc.*	62	15,768
Crowdstrike Holdings, Inc., Class A*	53	18,687
Datadog, Inc., Class A*	84	8,334
Fair Isaac Corp.*	7	12,909
Fortinet, Inc.*	180	17,327
HubSpot, Inc.*	16	9,141
Intuit, Inc.	53	32,541
Microsoft Corp.	902	338,602
MicroStrategy, Inc., Class A*	46	13,260
Oracle Corp.	457	63,893
Palantir Technologies, Inc., Class A*	397	33,507
Palo Alto Networks, Inc.*	134	22,866
PTC, Inc.*	20	3,099
Roper Technologies, Inc.	28	16,508
Salesforce, Inc.	161	43,206
ServiceNow, Inc.*	36	28,661
Synopsys, Inc.*	38	16,296
Tyler Technologies, Inc.*	7	4,070
Workday, Inc., Class A*	52	12,144
Zscaler, Inc.*	25	4,960
Total Software		790,393
Technology Hardware, Storage & Peripherals — 11.0%
Apple, Inc.	1,743	387,173
Dell Technologies, Inc., Class C	99	9,024
Hewlett Packard Enterprise Co.	191	2,947
HP, Inc.	320	8,861
NetApp, Inc.	32	2,811
Sandisk Corp.*	18	857
Western Digital Corp.*	54	2,183
Total Technology Hardware, Storage & Peripherals		413,856
Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	226	60,277
Total United States		3,650,051
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $2,510,807)		3,747,160
Other Assets less Liabilities — 0.1%		4,577
NET ASSETS — 100.0%		$3,751,737

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,747,160	$–	$–	$3,747,160
Total Investments in Securities	$3,747,160	$–	$–	$3,747,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.7%
U.S. Treasury Bond — 20.6%
5.38%, 2/15/31	$190,000	$203,411
Total U.S. Treasury Bond		203,411
U.S. Treasury Notes — 79.1%
0.50%, 10/31/27	4,000	3,670
1.13%, 8/31/28	308,200	281,088
1.38%, 10/31/28	282,900	259,163
4.00%, 2/28/30	6,000	6,014
4.00%, 3/31/30	24,000	24,048
0.63%, 5/15/30	5,000	4,231
3.75%, 5/31/30	10,000	9,895
3.75%, 6/30/30	17,000	16,814
4.00%, 7/31/30	13,000	13,013
3.75%, 8/31/31	3,000	2,948
4.13%, 3/31/32	159,000	159,435
Total U.S. Treasury Notes		780,319
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $987,257)		983,730
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $987,257)		983,730
Other Assets less Liabilities — 0.3%		3,117
NET ASSETS — 100.0%		$986,847

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$-	$983,730	$-	$983,730
Total Investments in Securities	$-	$983,730	$-	$983,730

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 100.0%
U.S. Treasury Notes — 100.0%
1.88%, 2/15/32	$352,400	$306,038
3.50%, 2/15/33	39,400	37,741
3.88%, 8/15/33	55,000	53,913
4.50%, 11/15/33	171,300	175,435
3.88%, 8/15/34	125,300	122,138
4.63%, 2/15/35	246,200	254,336
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $953,023)		949,601
Other Assets less Liabilities — 0.0%		245
NET ASSETS — 100.0%		$949,846

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$949,601	$–	$949,601
Total Investments in Securities	$–	$949,601	$–	$949,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 102.1%
U.S. Treasury Floating Rate Notes — 102.1%
4.42%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.169%)(a)	$210,000	$210,016
4.42%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)(a)	300,000	300,193
4.50%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	450,000	450,636
4.40%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	195,000	195,129
4.43%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,317
4.46%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	245,000	245,423
4.35%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(b)	230,000	230,004
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $1,890,331)		1,891,718
Other Liabilities less Assets — (2.1)%		(38,529)
NET ASSETS — 100.0%		$1,853,189

(a)	Floating rate note. Coupon shown is in effect at March 31, 2025. Date represents the ultimate maturity date.
(b)	Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,891,718	$–	$1,891,718
Total Investments in Securities	$–	$1,891,718	$–	$1,891,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.2%
U.S. Treasury Bonds — 99.2%
3.00%, 5/15/45	$103,600	$81,294
3.00%, 5/15/47	434,300	333,800
1.63%, 11/15/50	72,000	39,212
1.88%, 11/15/51	565,500	325,339
4.13%, 8/15/53	3,000	2,765
4.50%, 11/15/54	51,600	50,850
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $981,836)		833,260
Other Assets less Liabilities — 0.8%		6,687
NET ASSETS — 100.0%		$839,947

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$833,260	$–	$833,260
Total Investments in Securities	$–	$833,260	$–	$833,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

March 31, 2025

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.1%
U.S. Treasury Notes — 98.1%
0.38%, 11/30/25	$77,800	$75,893
4.63%, 3/15/26	94,000	94,488
3.75%, 4/15/26	68,700	68,492
4.13%, 6/15/26	44,700	44,772
1.25%, 11/30/26	170,000	162,728
4.25%, 11/30/26	3,000	3,015
4.38%, 12/15/26	60,000	60,430
4.25%, 12/31/26	7,000	7,037
4.00%, 1/15/27	4,000	4,005
4.13%, 1/31/27	3,000	3,010
4.13%, 2/15/27	4,000	4,015
4.25%, 3/15/27	7,000	7,045
3.88%, 3/31/27	77,000	76,973
3.75%, 8/15/27	210,000	209,327
3.38%, 9/15/27	5,000	4,941
4.25%, 1/15/28	7,000	7,066
4.25%, 2/15/28	27,000	27,268
3.88%, 3/15/28	129,000	128,985
TOTAL INVESTMENTS IN SECURITIES — 98.1% (Cost: $987,805)		989,490
Other Assets less Liabilities — 1.9%		19,414
NET ASSETS — 100.0%		$1,008,904

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$989,490	$–	$989,490
Total Investments in Securities	$–	$989,490	$–	$989,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

December 31, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 94.3%
U.S. Treasury Inflation-Indexed Bonds — 36.4%
2.00%, 1/15/26	$50,000	$80,812
3.63%, 4/15/28	40,000	84,188
2.13%, 2/15/41	72,700	106,397
1.38%, 2/15/44	17,000	20,176
0.13%, 2/15/52	99,400	64,257
Total U.S. Treasury Inflation-Indexed Bonds		355,830
U.S. Treasury Inflation-Indexed Notes — 57.9%
0.13%, 10/15/26	48,300	55,707
0.88%, 1/15/29	87,000	107,716
0.13%, 1/15/30	248,200	288,331
0.63%, 7/15/32	40,000	40,822
1.13%, 1/15/33	70,800	72,324
Total U.S. Treasury Inflation-Indexed Notes		564,900
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $976,852)		920,730
TOTAL INVESTMENTS IN SECURITIES — 94.3% (Cost: $976,852)		920,730
Other Assets less Liabilities — 5.7%		56,004
NET ASSETS — 100.0%		$976,734

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$920,730	$–	$920,730
Total Investments in Securities	$–	$920,730	$–	$920,730

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except the Government Money Market Digital Fund. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.